Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Taxes [Abstract]
Components of Income Tax Expense

The components of income tax expense for the three years ended December 31 were (in thousands):

	2014	2013	2012
Current tax (benefit) expense	$331	$(157)	$1,042
Deferred tax expense (benefit)	194	662	(64)
Total tax expense	$525	$505	$978

Effective Income Tax Rate Reconciliation

A reconciliation of the statutory income tax expense computed at 34% to the income tax expense included in the consolidated statements of income follows (dollars in thousands):

	Years Ended December 31,
	2014	2013	2012
Income before income taxes	$4,741	$4,506	$4,626
Statutory tax rate	34.0%	34.0%	34.0%
Federal tax at statutory rate	1,612	1,532	1,573
Tax-exempt interest	(358)	(354)	(431)
Net earnings on BOLI	(93)	(108)	(148)
Gain from life insurance proceeds	(56)	-	-
Dividend from unconsolidated subsidiary	(13)	(13)	(12)
Stock-based compensation	16	10	2
Federal tax credits	(575)	(556)	-
Other permanent differences	(8)	(6)	(6)
Total tax expense	$525	$505	$978
Effective tax rate	11.1%	11.2%	21.1%

Schedule of Deferred Tax Assets and Liabilities

The components giving rise to the net deferred tax asset are detailed below (in thousands):

	December 31,
	2014	2013
Deferred Tax Assets
Allowance for loan losses	$675	$639
Deferred directors' compensation	519	541
Employee and director benefits	553	574
Qualified pension liability	457	-
Unrealized losses on securities available for sale	-	387
Unrealized loss from securities impairment	239	221
Investment in low income housing project	52	-
Other	57	109
Total deferred tax assets	2,552	2,471

Deferred Tax Liabilities
Depreciation	(199)	(223)
Equity income from unconsolidated subsidiary	(526)	(462)
Qualified pension asset	-	(342)
Loan origination costs	(348)	(287)
Prepaid expense	(138)	(95)
Unrealized gains on securities available for sale	(148)	-
Annuity earnings	(68)	(63)
Fair value of mortgage servicing rights	(66)	(57)
Goodwill	(387)	(340)
Total deferred tax liabilities	(1,880)	(1,869)

Net deferred tax asset
included in other assets	$672	$602